SEGMENT INFORMATION - Reconciliation of Segment Income to Income Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of Segment Income to Income Before Income Taxes
Profit (loss) before tax	$ 2,624	$ 1,358	$ 5,852	$ 2,417
Revenue	5,292	3,681	10,510	6,811
Cost of sales	(2,395)	(1,878)	(4,494)	(3,663)
Exploration, evaluation and project expenses not attributable to segments	(134)	(82)	(250)	(136)
General and administrative expenses	(31)	(39)	(70)	(81)
Other income (expense) not attributable to segments	(209)	(353)	(205)	(523)
Impairment charges	1	0	1	(4)
Loss on currency translation	(14)	2	(34)	0
Closed mine rehabilitation	(15)	8	(12)	(11)
Income from equity investees	155	77	471	144
Finance costs, net (includes non-segment accretion)	(26)	(58)	(65)	(120)
Loss on non-hedge derivatives	0	(1)	0	(1)
Operating segments [member]
Reconciliation of Segment Income to Income Before Income Taxes
Profit (loss) before tax	2,735	1,527	5,772	2,585
Other Mines
Reconciliation of Segment Income to Income Before Income Taxes
Profit (loss) before tax	254	293	567	576
Share of equity investees
Reconciliation of Segment Income to Income Before Income Taxes
Profit (loss) before tax	(174)	(89)	(372)	(161)
Other items not allocated to segments
Reconciliation of Segment Income to Income Before Income Taxes
Revenue	34	(7)	(21)	(21)
Cost of sales	(15)	(15)	(27)	(30)
Exploration, evaluation and project expenses not attributable to segments	(127)	(76)	(240)	(123)
General and administrative expenses	(31)	(39)	(70)	(81)
Other income (expense) not attributable to segments	(164)	(276)	(141)	(362)
Impairment charges	1	0	1	(4)
Loss on currency translation	(14)	2	(34)	0
Closed mine rehabilitation	(15)	8	(12)	(11)
Income from equity investees	155	77	471	144
Finance costs, net (includes non-segment accretion)	(15)	(46)	(42)	(94)
Loss on non-hedge derivatives	$ 0	$ (1)	$ 0	$ (1)